Related-party Transactions	12 Months Ended
Dec. 31, 2019
Related-party Transactions
Related-party Transactions

Note 25. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Equity method investee of the Company
Viewsil Technology Limited (VST)	The subsidiary of Viewsil

(b)	Significant transactions with related parties

(i)   Purchases and accounts payable

Purchases of raw materials and components from VST were $522 thousand for the year ended December 31, 2017 and the related payable had been paid before December 31, 2017.

The purchase prices and payment terms to related party were incomparable to that from third parties due to no similar transaction.

(ii)  The Company made an interest-free loan of $2,780 thousand and $1,200 thousand as of December 31, 2018 and 2019, respectively, to VST for its short-term funding needs.  The loan is repayable on demand and the Company expects it will be repaid in full during 2020.  The Company may consider providing further future loans to VST.

(iii)  In 2017, 2018 and 2019, Viewsil provided technical service on new source driver chip and integrated circuit module for the Company’s research activities for a fee of $2,200 thousand, $2,200 thousand and $1,800 thousand, respectively, which was charged to research and development expense. As of December 31, 2018 and 2019, the related payables resulting from the aforementioned transactions were $2,200 thousand and $2,220 thousand, respectively.

(iv)  In 2018, the Company purchased mask from VST for the Company's research activities for a fee of $1,597 thousand. As of December 31, 2018 and 2019, the related payables resulting from the aforementioned transactions were $1,597 thousand and nil, respectively.

(c)	Compensation of key management personnel

For the years ended December 31, 2018 and 2019, the aggregate cash compensation that the Company paid to the independent directors was both $135 thousand. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2017, 2018 and 2019 were as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Short-term employee benefits	$829	855	822
Post-employment benefits	7	7	7
Share-based compensation	226	41	14
	$1,062	903	843